As filed with the Securities and Exchange Commission on May 16, 2025

1933 Act File No. 333-215607

1940 Act File No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 87	☒

WEBs ETF Trust

(Exact name of registrant as specified in charter)

2497 Aspen Springs Dr, Park City, UT 84060

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 316 8944

Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Benjamin Fulton	Morrison C. Warren, Esq.
WEBs Investments Inc.	Chapman and Cutler LLP
2497 Aspen Springs Dr.	320 South Canal Street
Park City, Utah 84060	Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On June 10, 2025 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 81

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 78, as it relates to WEBs Defined Volatility XLE ETF, WEBs Defined Volatility XLB ETF, WEBs Defined Volatility XLI ETF, WEBs Defined Volatility XLY ETF, WEBs Defined Volatility XLP ETF, WEBs Defined Volatility XLV ETF, WEBs Defined Volatility XLF ETF, WEBs Defined Volatility XLK ETF, WEBs Defined Volatility XLC ETF, WEBs Defined Volatility XLU ETF and WEBs Defined Volatility XLRE ETF (the “Funds”), each, a series of the Registrant, until June 10, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 78, filed on January 6, 2025, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Park City, and State of Utah, on May 16, 2025.

WEBs ETF TRUST
(Registrant)

By:	/s/ Benjamin Fulton
Benjamin Fulton
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title		Date

/s/ Benjamin Fulton	President, Principal Executive Officer and Trustee		May 16, 2025.
Benjamin Fulton

/s/ Clem Sell	Treasurer and Principal Financial Officer		May 16, 2025.
Clem Sell

Peter Cieszko*	Trustee	By:	/s/ Kevin Rich
Kevin Rich
Kathy Cuocolo*	Trustee		Attorney in Fact
May 16, 2025.
Deborah Fuhr*	Trustee

*Attorney-in-fact pursuant to power of attorney.